Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended
	May 27, 2022	May 23, 2022	Sep. 30, 2022	Sep. 30, 2022
Business Acquisition [Line Items]
Change in fair value of warrant liability				$ 1,619
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.0001	$ 0.0001
Period of new warrants exercisable closing date				30 days
Warrant [Member]
Business Acquisition [Line Items]
Class of warrants or rights exercisable period				10 days
Tax Receivable Agreement [Member]
Business Acquisition [Line Items]
Percentage of pay sellers to amount of tax benefit				85.00%
Nomura Promissory Note [Member]
Business Acquisition [Line Items]
Principal amount of unsecured promissory note	$ 24,500
Maturity date	May 29, 2023
Debt description				On the maturity date, the Company is required to pay Nomura an amount in cash equal to the outstanding principal amount, plus accrued and unpaid interest, plus any other obligations then due or payable under the promissory note. Upon two days prior written notice to Nomura, the Company may prepay all or any portion of the then outstanding principal amount under the promissory note together with all accrued and unpaid interest thereon.
Common Class A [Member]
Business Acquisition [Line Items]
Change in fair value of warrant liability			$ 3,700	$ 1,600
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.5	$ 11.5
Business combination units issued		3,250,000,000
Warrant, exercise price, decrease per share		$ 0.0001
Warrants exercised			11,800,000	11,800,000
Period of subject to certain ant dilution adjustments exercisable				30 days
Dividend comprising number of new warrants payable holders				1,028,000,000
Subject to certain ant dilution adjustments exercisable term				5 years
Warrants issued			7,900,000	7,900,000
Common Class A [Member] | Canceled Units [Member]
Business Acquisition [Line Items]
Business combination units issued		95,526,708
Common Class A [Member] | UPC Units [Member]
Business Acquisition [Line Items]
Business combination units issued		50,022,000
Common Class A [Member] | Warrant [Member]
Business Acquisition [Line Items]
Business combination transaction, assumed liability		$ 12,500
Common Class A [Member] | Membership Interest Purchase Agreement [Member]
Business Acquisition [Line Items]
Business combination units issued		3,154,473,292
Business combination, share price per share		$ 0.0001
Business combination, direct and incremental costs		$ 80,600
Common Class A [Member] | Forced Expiratory Flow Shares [Member]
Business Acquisition [Line Items]
Net proceeds in business combination		$ 23,400
Common Stock [Member]
Business Acquisition [Line Items]
Exchange of stock units to common stock				5,753,080